INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of income before income tax	The Company’s income before income taxes consists of:

	Year ended June 30,
	2020	2021	2022
PRC	$140,539	$137,520	$116,210
Non-PRC	(43,042)	(27,628)	(16,583)

	$97,497	$109,892	$99,627

Schedule of Income tax expense
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2020	2021	2022
Current income tax expense
PRC	10,369	25,634	11,839
Non-PRC	1,388	758	616

	$11,757	$26,392	$12,455
Deferred income tax expense (benefit)
PRC	5,577	(7,971)	7,150
Non-PRC	837	2,133	(2,971)

	$6,414	(5,838)	4,179

	$18,171	$20,554	$16,634

Schedule of Reconciliation of the income tax expenses
Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2020	2021	2022
Income before income taxes	$97,497	$109,892	$99,627

Expected income tax expense at statutory tax rate in the PRC	24,374	33,221	24,998
Effect of different tax rates in various jurisdictions	3,997	4,665	3,541
Effect of preferential tax treatment	(11,797)	(14,334)	(12,707)
Effect of non-taxable income	(250)	(4,770)	(74)
Effect of additional deductible research and development expenses	(7,241)	(9,838)	(9,398)
Effect of non-deductible expenses	10,661	6,644	4,020
(Over) under provision of income tax in previous years	(6,118)	2,102	1,419
Change in valuation allowance	3,746	1,718	2,124
Withholding tax on dividends paid by subsidiaries	799	—	3,692
Others	—	1,146	(981)

Total	$18,171	$20,554	$16,634

Schedule of deferred tax assets/liabilities
The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2021	2022
Deferred tax assets
Allowance for doubtful accounts	$12,480	$12,932
Deferred subsidies	529	845
Warranty liabilities	911	773
Inventory provision	199	555
Long-term assets	622	591
Deferred revenue	105	373
Provision for loss contracts	64	1,699
Net operating loss carry forward	17,290	20,351
Valuation allowance	(17,424)	(19,554)
Others	214	—

Total deferred tax assets	$14,990	$18,565

Deferred tax liabilities
Property, plant and equipment	$(678)	$(645)
Costs and estimated earnings in excess of billings	(1,159)	(10,079)
Share of net losses of equity investees	(1,352)	(1,798)
PRC dividend withholding tax	(8,829)	(5,198)
Intangible assets and other non-current assets	(7,321)	(7,390)
Others	—	(1,881)

Total deferred tax liabilities	$(19,339)	$(26,991)